Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Table
The following table provides information regarding “compensation actually paid” to our Chief Executive Officer and President, who is our principal executive officer (“
PEO
”), and our other
non-PEO
NEOs for each of our fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021 and our financial performance for each such fiscal year:

					Value of Initial $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return (3) ($)	Net Income (in thousands) ($)	Diluted Earnings per Share ($)
2025	1,191,679	2,140,427	464,106	2,247,009	200	96	95,165	1.83
2024	966,969	1,901,252	485,139	1,937,349	256	85	76,252	1.47
2023	2,090,066	3,389,141	413,594	2,313,754	349	116	66,365	1.26
2022	1,420,744	4,464,818	482,747	5,014,662	309	124	66,410	1.22
2021	1,510,130	3,728,177	467,858	3,419,311	188	149	46,356	0.85

(1)	The table below includes the name of each individual serving as an NEO during our last five fiscal years, including our PEO:

Fiscal Year	PEO	Non-PEO NEOs
2025	Michael G. Combs	Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2024	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2023	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels , Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2022	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2021	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss

(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the aver
a
ge compensation actually paid to the
non-PEO
NEOs:

Fiscal Year	Executives	Summary Compensation Table Total ($)	Minus – Amount Reported in the “Option Awards” Column in the Summary Compensation Table ($)	Plus – Fair Value of Awards Granted During Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End ($) (a)	Plus/Minus – Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($) (b)	Plus/Minus – Change in Fair Value of Awards Granted During Prior Fiscal Years that Vested During the Covered Fiscal Year ($) (c)	Minus Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During the Covered Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO	1,191,679	95,669	53,113	343,505	647,799	—	2,140,427
	Average for Non- PEO NEOs	464,106	95,046	428,028	187,966	1,261,955	—	2,247,009

2024	PEO	966,969	—	—	701,539	232,744	—	1,901,252
	Average for Non- PEO NEOs	485,139	178,369	676,067	565,128	389,384	—	1,937,349

2023	PEO	2,090,066	1,176,522	—	2,387,906	90,528	(2,836)	3,389,141
	Average for Non- PEO NEOs	413,594	148,254	—	1,917,315	138,017	(6,918)	2,313,754

2022	PEO	1,420,744	309,939	—	1,780,517	1,573,496	—	4,464,818
	Average for Non- PEO NEOs	482,747	150,374	—	2,759,634	1,922,655	—	5,014,662

2021	PEO	1,510,130	543,248	77,425	1,802,464	912,931	(31,525)	3,728,177
	Average for Non- PEO NEOs	467,858	174,865	—	2,286,279	878,058	(38,019)	3,419,311

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation – Stock Compensation (“ ASC 718 ”), determined as of the covered fiscal year end.
(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.
(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

(3)	The peer group used for this purpose is the Nasdaq Healthcare Services Index.

Company Selected Measure Name	Diluted Earnings per Share
Named Executive Officers, Footnote
(1)	The table below includes the name of each individual serving as an NEO during our last five fiscal years, including our PEO:

Fiscal Year	PEO	Non-PEO NEOs
2025	Michael G. Combs	Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2024	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2023	Michael G. Combs	V. Gordon Clemons, Mark E. Bertels , Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2022	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss
2021	Michael G. Combs	V. Gordon Clemons, Diane J. Blaha, Maxim Shishin, Brandon T. O’Brien, Jennifer L. Yoss

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Healthcare Services Index.
PEO Total Compensation Amount	$ 1,191,679	$ 966,969	$ 2,090,066	$ 1,420,744	$ 1,510,130
PEO Actually Paid Compensation Amount	$ 2,140,427	1,901,252	3,389,141	4,464,818	3,728,177
Adjustment To PEO Compensation, Footnote
(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the aver
a
ge compensation actually paid to the
non-PEO
NEOs:

Fiscal Year	Executives	Summary Compensation Table Total ($)	Minus – Amount Reported in the “Option Awards” Column in the Summary Compensation Table ($)	Plus – Fair Value of Awards Granted During Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End ($) (a)	Plus/Minus – Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($) (b)	Plus/Minus – Change in Fair Value of Awards Granted During Prior Fiscal Years that Vested During the Covered Fiscal Year ($) (c)	Minus Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During the Covered Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO	1,191,679	95,669	53,113	343,505	647,799	—	2,140,427
	Average for Non- PEO NEOs	464,106	95,046	428,028	187,966	1,261,955	—	2,247,009

2024	PEO	966,969	—	—	701,539	232,744	—	1,901,252
	Average for Non- PEO NEOs	485,139	178,369	676,067	565,128	389,384	—	1,937,349

2023	PEO	2,090,066	1,176,522	—	2,387,906	90,528	(2,836)	3,389,141
	Average for Non- PEO NEOs	413,594	148,254	—	1,917,315	138,017	(6,918)	2,313,754

2022	PEO	1,420,744	309,939	—	1,780,517	1,573,496	—	4,464,818
	Average for Non- PEO NEOs	482,747	150,374	—	2,759,634	1,922,655	—	5,014,662

2021	PEO	1,510,130	543,248	77,425	1,802,464	912,931	(31,525)	3,728,177
	Average for Non- PEO NEOs	467,858	174,865	—	2,286,279	878,058	(38,019)	3,419,311

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation – Stock Compensation (“ ASC 718 ”), determined as of the covered fiscal year end.
(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.
(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 464,106	485,139	413,594	482,747	467,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,247,009	1,937,349	2,313,754	5,014,662	3,419,311
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to the PEO and the aver
a
ge compensation actually paid to the
non-PEO
NEOs:

Fiscal Year	Executives	Summary Compensation Table Total ($)	Minus – Amount Reported in the “Option Awards” Column in the Summary Compensation Table ($)	Plus – Fair Value of Awards Granted During Covered Fiscal Year that Remain Outstanding and Unvested as of Covered Fiscal Year End ($) (a)	Plus/Minus – Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($) (b)	Plus/Minus – Change in Fair Value of Awards Granted During Prior Fiscal Years that Vested During the Covered Fiscal Year ($) (c)	Minus Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During the Covered Fiscal Year ($)	Compensation Actually Paid ($)
2025	PEO	1,191,679	95,669	53,113	343,505	647,799	—	2,140,427
	Average for Non- PEO NEOs	464,106	95,046	428,028	187,966	1,261,955	—	2,247,009

2024	PEO	966,969	—	—	701,539	232,744	—	1,901,252
	Average for Non- PEO NEOs	485,139	178,369	676,067	565,128	389,384	—	1,937,349

2023	PEO	2,090,066	1,176,522	—	2,387,906	90,528	(2,836)	3,389,141
	Average for Non- PEO NEOs	413,594	148,254	—	1,917,315	138,017	(6,918)	2,313,754

2022	PEO	1,420,744	309,939	—	1,780,517	1,573,496	—	4,464,818
	Average for Non- PEO NEOs	482,747	150,374	—	2,759,634	1,922,655	—	5,014,662

2021	PEO	1,510,130	543,248	77,425	1,802,464	912,931	(31,525)	3,728,177
	Average for Non- PEO NEOs	467,858	174,865	—	2,286,279	878,058	(38,019)	3,419,311

(a)	The fair value amounts are calculated in accordance with ASC Topic 718 Compensation – Stock Compensation (“ ASC 718 ”), determined as of the covered fiscal year end.
(b)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718.
(c)	The fair value amounts are determined based on the change in fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Compared to Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Compared to Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Compared to Earnings Per Share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Compared to Total Stockholder Return
Tabular List, Table
Tabular List of Company Financial Performance Measures
As described in greater detail in the section entitled “
Compensation Discussion and Analysis
,” our executive compensation program reflects a variable compensation philosophy. The metrics that we use for both our annual cash incentive awards and long-term, equity-based incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Most Important Financial Performance Measures
Earnings per Share
Revenue
Income Before Income Taxes

Total Shareholder Return Amount	$ 200	256	349	309	188
Peer Group Total Shareholder Return Amount	96	85	116	124	149
Net Income (Loss)	$ 95,165,000	$ 76,252,000	$ 66,365,000	$ 66,410,000	$ 46,356,000
Company Selected Measure Amount	1.83	1.47	1.26	1.22	0.85
PEO Name	Michael G. Combs
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Income Before Income Taxes
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (95,669)		$ (1,176,522)	$ (309,939)	$ (543,248)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,113				77,425
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,505	$ 701,539	2,387,906	1,780,517	1,802,464
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,799	232,744	90,528	1,573,496	912,931
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,836)		(31,525)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,046)	(178,369)	(148,254)	(150,374)	(174,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,028	676,067
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,966	565,128	1,917,315	2,759,634	2,286,279
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,261,955	$ 389,384	138,017	$ 1,922,655	878,058
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,918)		$ (38,019)